Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 4,814	$ 1,664
Items not requiring (providing) cash
Depreciation and amortization	1,232	1,783
Provision for loan losses	1,350	1,994
Expense of share-based compensation plan	51	88
Amortization of premiums and discounts on securities	1,266	1,604
Amortization of intangible assets	630	737
Amortization of originated mortgage servicing rights	1,335	744
Deferred income taxes	1,858	837
Proceeds from sale of loans held for sale	325,486	199,628
Originations of loans held for sale	(321,828)	(193,476)
Gain from sale of loans	(6,548)	(3,828)
Loss on sale of foreclosed assets	311	333
(Gain) loss on sales of fixed assets	18	(9)
Net gains on sales of securities		(1,871)
Software and fixed asset impairment	65	609
OREO impairment	58	214
Goodwill impairment		381
Originated mortgage servicing rights impairment, net	(309)	1,119
Changes in
Interest receivable	400	434
Other assets	(62)	1,005
Interest payable and other liabilities	(2,710)	922
Net cash provided by operating activities	7,417	14,912
Investing Activities
Purchases of available-for-sale securities	(28,573)	(52,227)
Proceeds from maturities of available-for-sale securities	41,321	29,183
Proceeds from sales of available-for-sale securities		44,332
Net change in loans	(22,997)	(19,733)
Purchase of premises, equipment and software	(833)	(680)
Proceeds from sales of premises, equipment and software		9
Proceeds from sale of bank owned life insurance		1,354
Proceeds from sale of foreclosed assets	1,098	1,669
Purchase of FHLB stock	(63)
Proceeds from sale of Fed stock		63
Net cash (used in) provided by investing activities	(10,048)	3,970
Financing Activities
Net increase (decrease) in demand deposits, money market, interest checking and savings accounts	35,612	(3,435)
Net increase (decrease) in certificates of deposit	(27,376)	6,521
Net decrease in securities sold under agreements to repurchase	(8,446)	(27,007)
Proceeds from Federal Home Loan Bank advances	53,000	23,000
Repayment of Federal Home Loan Bank advances	(44,776)	(33,031)
Repayment of notes payable	(1,086)	(502)
Net cash provided by (used in) financing activities	6,928	(34,454)
Increase (Decrease) in Cash and Cash Equivalents	4,298	(15,572)
Cash and Cash Equivalents, Beginning of Year	14,846	30,418
Cash and Cash Equivalents, End of Year	19,144	14,846
Supplemental Cash Flows Information
Interest paid	8,206	5,816
Income taxes paid (refunded)	120	(688)
Transfer of loans to foreclosed assets	$ 1,181	$ 2,499